ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2011
ACQUISITION OF SUBSIDIARIES
22.	ACQUISITION OF SUBSIDIARIES

On June 16, 2011, the Company entered into a share purchase agreement and through its indirect subsidiary, MCE Cotai Investments Limited (“MCE Cotai”), to acquire from an affiliate of eSun Holdings Limited (“eSun Holdings”), an independent third party, a 60% equity interest in Studio City International Holdings Limited (formerly known as Cyber One Agents Limited) (“Studio City International Holdings”) (together with its direct and indirect subsidiaries, the “Studio City Group”), which is the developer of Studio City. The total consideration under the share purchase agreement and related transaction documents is $360,000 which include i) a payment to an affiliate of eSun Holdings for its entire 60% interest in, and a shareholder’s loan extended to, the Studio City Group at $200,000 and $60,000, respectively; where $65,000 and $195,000 were paid by the Group in June 2011 and July 2011, respectively, and ii) a payment of $100,000 in cash in three installments of $50,000, $25,000 and $25,000 over two years commencing upon the closing of the transaction on July 27, 2011 to New Cotai Holdings, LLC (the noncontrolling shareholder who owns 40% interest in Studio City International Holdings), for transferring to the Studio City Group the shares of other entities that own rights to develop the gaming areas of Studio City. The first installment of $50,000 was settled by the Group in August 2011, the second installment of $25,000 will be payable in July 2012 and the remaining installment of $25,000 will be payable in July 2013.

On July 27, 2011, the Group completed the acquisition of 60% equity interest in the Studio City Group. The Studio City Group did not have any operation and revenue before the acquisition. The Group principally acquired a parcel of land and related construction in progress through the acquisition of the Studio City Group and this transaction was accounted for as acquisition of assets and liabilities.

The net assets acquired in the transaction are as follows:

Amount recognized at the date of acquisition
Net assets acquired:
Cash and cash equivalents	$35,818
Prepaid expenses and other current assets	72
Deposits	432
Land use right, net	549,079
Construction in progress	139,201
Accrued expenses and other current liabilities	(10,939)
Land use right payable	(47,020)
Deferred tax liabilities	(54,985)
Noncontrolling interests	(237,309)

Net assets	$374,349

Total consideration satisfied by:
Cash paid	$310,000
Payables for acquisition of assets and liabilities	45,964

355,964
Direct costs incurred for acquisition of assets and liabilities	18,385

$374,349